CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 25,048	$ 39,126
Restricted cash	6,524	8,066
Trade receivables	4,522	735
Amounts due from affiliates	3,658	4,296
Inventory	0	463
Current portion of net investment in financing lease	4,861	4,551
Prepaid expenses and other receivables	3,133	2,534
Total current assets	47,746	59,771
Long-term assets
Restricted cash	12,210	12,627
Accumulated earnings of joint ventures	5,472	3,270
Advances to joint ventures	4,069	3,831
Vessels, net of accumulated depreciation	624,825	640,431
Other equipment	83	256
Intangibles and goodwill	14,750	17,108
Net investment in financing lease	270,572	274,353
Long-term deferred tax asset	253	217
Other long-term assets	848	936
Total long-term assets	933,082	953,029
Total assets	980,828	1,012,800
Current liabilities
Current portion of long-term debt	44,660	44,660
Trade payables	269	533
Amounts due to owners and affiliates	2,427	2,513
Value added and withholding tax liability	782	1,476
Derivative instruments	7,204	2,907
Accrued liabilities and other payables	8,119	11,164
Total current liabilities	63,461	63,253
Long-term liabilities
Long-term debt	380,544	412,301
Revolving credit facility due to owners and affiliates	11,292	8,792
Derivative instruments	21,713	12,028
Long-term tax liability	2,572	2,283
Long-term deferred tax liability	14,127	12,549
Other long-term liabilities	53	84
Total long-term liabilities	430,301	448,037
Total liabilities	493,762	511,290
EQUITY
Accumulated other comprehensive income (loss)	(31,980)	(17,943)
Total partners' capital	487,066	501,510
Total equity	487,066	501,510
Total liabilities and equity	980,828	1,012,800
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	166,887	164,482
Total equity	166,887	164,482
Common Units Public [Member]
EQUITY
Total partners' capital	308,971	315,176
Total equity	308,971	315,176
Common Unit Hegh LNG [Member]
EQUITY
Total partners' capital	43,188	39,795
Total equity	$ 43,188	$ 39,795